Acquisitions (Schedule of Solid Concepts transaction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 14, 2014
Business Acquisition [Line Items]
Issuance of ordinary shares	$ 117,845	$ 453,217	$ 1,340,897
Cash paid upon closing	157,559	12,163
Total consideration paid for merger and acquisitions	338,179	493,650	1,340,897
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Issuance of ordinary shares				97,869
Cash paid upon closing				40,130
Holdback amount				3,839
Deferred payments				43,576
Total consideration paid for merger and acquisitions				$ 185,414